Fair Value Measurements - Fair value measurements on a Nonrecurring basis (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents - Fair Value	$ 240,378	$ 157,814
Restricted cash - Fair Value	8,797	17,284
Other investments - Fair Value	47,000	0
Amounts due from related parties, long-term - Fair Value	39,570	41,403
Amounts due to related parties, short-term - Fair Value	(32,026)	(104,751)
Credit facilities and financial liabilities, net (1) - Fair Value	(1,410,563)	(1,569,972)
Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents - Fair Value	240,378	157,814
Restricted cash - Fair Value	8,797	17,284
Other investments - Fair Value	47,000
Amounts due from related parties, long-term - Fair Value	0	0
Amounts due to related parties, short-term - Fair Value	0	0
Credit facilities and financial liabilities, net (1) - Fair Value	0	0
Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents - Fair Value	0	0
Restricted cash - Fair Value	0	0
Other investments - Fair Value	0
Amounts due from related parties, long-term - Fair Value	39,570	41,403
Amounts due to related parties, short-term - Fair Value	(32,026)	(104,751)
Credit facilities and financial liabilities, net (1) - Fair Value	(1,410,563)	(1,569,972)
Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents - Fair Value	0	0
Restricted cash - Fair Value	0	0
Other investments - Fair Value	0
Amounts due from related parties, long-term - Fair Value	0	0
Amounts due to related parties, short-term - Fair Value	0	0
Credit facilities and financial liabilities, net (1) - Fair Value	$ 0	$ 0